Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Financial assets	kr 370,695	kr 323,941
Committed undisbursed loans	75,369	53,871
AAA
Risk information
Financial assets	156,988	145,639
Committed undisbursed loans	66,058	48,633
AA+ to A-
Risk information
Financial assets	109,607	82,780
Committed undisbursed loans	1,389	852
BBB+ to BBB-
Risk information
Financial assets	72,362	24,463
Committed undisbursed loans	5,284	1,423
BB+ to B-
Risk information
Financial assets	31,623	70,963
Committed undisbursed loans	2,638	2,963
CCC to D
Risk information
Financial assets	115	96
Cash and cash equivalents
Risk information
Financial assets	4,060	11,128
Cash and cash equivalents | AAA
Risk information
Financial assets	3,000	11,128
Cash and cash equivalents | AA+ to A-
Risk information
Financial assets	1,060
Treasuries/government bonds
Risk information
Financial assets	15,048	10,872
Treasuries/government bonds | AAA
Risk information
Financial assets	1,106	2,493
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets	13,942	8,379
Other interest-bearing securities except loans
Risk information
Financial assets	57,144	45,881
Other interest-bearing securities except loans | AAA
Risk information
Financial assets	29,922	23,669
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets	27,222	21,412
Other interest-bearing securities except loans | BB+ to B-
Risk information
Financial assets		800
Loans in the form of interest-bearing securities
Risk information
Financial assets	54,257	46,578
Loans in the form of interest-bearing securities | AAA
Risk information
Financial assets	3,031	2,982
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets	16,949	10,783
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets	30,238	3,365
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets	4,039	29,448
Loans to credit institutions
Risk information
Financial assets	22,145	20,775
Loans to credit institutions | AAA
Risk information
Financial assets	6,434	4,122
Loans to credit institutions | AA+ to A-
Risk information
Financial assets	13,115	14,573
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets	2,480	115
Loans to credit institutions | BB+ to B-
Risk information
Financial assets	116	1,965
Loans to the public
Risk information
Financial assets	207,737	180,288
Loans to the public | AAA
Risk information
Financial assets	113,495	101,245
Loans to the public | AA+ to A-
Risk information
Financial assets	27,062	20,206
Loans to the public | BBB+ to BBB-
Risk information
Financial assets	39,597	20,983
Loans to the public | BB+ to B-
Risk information
Financial assets	27,468	37,758
Loans to the public | CCC to D
Risk information
Financial assets	115	96
Derivatives
Risk information
Financial assets	10,304	8,419
Derivatives | AA+ to A-
Risk information
Financial assets	10,257	7,427
Derivatives | BBB+ to BBB-
Risk information
Financial assets	kr 47
Derivatives | BB+ to B-
Risk information
Financial assets		kr 992